UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21989

Nicholas-Applegate Equity & Convertible Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York,	NY 10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas, New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-739-3371

Date of fiscal year:	January 31, 2009

Date of reporting period:	July 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

NFJ Dividend, Interest & Premium Strategy Fund
Nicholas-Applegate Equity & Convertible
Income Fund

Semi-Annual Report
July 31, 2009

NFJ Dividend, Interest & Premium Strategy Fund
Nicholas-Applegate Equity & Convertible Income Fund	Letter to Shareholders

September 15, 2009

Dear Shareholder:

Please find enclosed the semi-annual report for NFJ Dividend, Interest & Premium Strategy Fund and Nicholas-Applegate Equity & Convertible Income Fund (collectively the “Funds”) for the fiscal six-month period ended July 31, 2009.

U.S. stocks rallied during the fiscal six-month reporting period as early signs of economic improvement contributed to shifting investor sentiments away from low yielding U.S. Treasury securities and in favor of corporate stocks and bonds. In this environment, the Russell 3000 Index, a broad measure of U.S. stock market performance, returned 22.59% for the six-month reporting period. Large-cap value stocks, as represented by the Russell 1000 Value Index, returned 18.73% and large-cap growth stocks, as measured by the Russell 1000 Growth Index, posted a 25.49% return.

The Federal Reserve (the “Fed”) engaged in quantitative easing during the fiscal six-month reporting period, purchasing significant amounts of securities from banks in order to add to the supply of cash available for lending.

For specific information on the Funds and their performance, please review the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 254-5197. In addition, a wide range of information and resources is available on our website, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and NFJ Investment Group LLC and Oppenheimer Capital LLC (sub-advisers to NFJ Dividend, Interest & Premium Strategy Fund) and Nicholas-Applegate Capital Management LLC (sub-adviser to both Funds) we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & Chief Executive Officer

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NFJ Dividend, Interest & Premium Strategy Fund	Fund Insights
July 31, 2009 (unaudited)

•	For the fiscal six-month period ended July 31, 2009, the NFJ Dividend, Interest & Premium Strategy Fund (the “Fund”) returned 13.46% on a net-asset-value (“NAV”) basis and 0.06% on market price.

•

U.S. equities rose sharply during the fiscal six-month reporting period. Among large-cap value stocks, as represented by the Russell 1000 Value Index, all sectors posted positive returns. Recoveries in the financials and consumer discretionary sectors contributed most significantly to overall gains for the index.

•

In the energy sector, rising crude oil prices during the six-month period boosted the return of the equity holdings in exploration and production and oilfield services companies. Exploration company EnCana, contract driller Diamond Offshore Drilling and oilfield services firm Halliburton all posted gains relative to the large integrated oil companies that hold significant weightings in the Russell 1000 Value Index. Production oriented energy companies’ stocks are typically more sensitive to changes in energy commodity prices than are those of larger, more vertically integrated companies.

•

In the equity portion of the portfolio, underweight positions in large money-center banks, including Bank of America and JP Morgan Chase detracted from returns versus the benchmark. Large banks’ stocks rebounded during the six-month period on reports of improved earnings and forecasts for an economic recovery.

•

The convertible securities market produced a positive return during the fiscal six-month reporting period. Significant improvement in the prices of corporate bonds was the primary driver of convertible returns, given the low delta and high average premium of the market.

•

Historically, convertibles have had a high correlation to movements of the underlying equity. However, the past year, credit has been the greater driver of returns. Convertibles typically offer downside protection versus equities. In 2008, the convertible universe participated in most of the downside of the equity markets. Rapidly widening corporate bond spreads caused bond floors to decline. In the first half of 2009, the reverse was true. As capital markets opened up and access to capital improved, credit spreads tightened dramatically.

•

The Fund’s convertible positions performed in line with the Merrill Lynch All Convertibles All Qualities Index (a measure of the performance of U.S. dollar denominated convertibles not currently in bankruptcy with a total market value greater than $50 million at issuance) during the reporting period

•

The Fund’s positions in the financial, industrial and technology industries contributed positively to performance during the reporting period. Financial companies benefited from capital raises and improved trading and investment banking revenue. Industrial companies were positive during the period as earnings and margins exceeded expectations, despite a weaker top line. Technology issuers moved higher as end markets stabilized and a potential inventory replenishment was expected to drive upside to second quarter estimates.

•

The Fund’s positions in the health care and telecommunication industries detracted from performance. Health care issuers were down on the uncertainty of potential health care reform as well as a rotation into high beta industries. Telecommunication companies experienced similar sector rotation.

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NFJ Dividend, Interest & Premium Strategy Fund Performance & Statistics
July 31, 2009 (unaudited)

Total Return(1):	Market Price	Net Asset Value ("NAV")

Six months	0.06%	13.46%

1 year	(30.72)%	(22.37)%

3 year	(9.98)%	(5.93)%

Commencement of Operations (2/28/05) to 7/31/09	(6.57)%	(1.31)%

Market Price/NAV Performance:
Commencement of Operations (2/28/05) to 7/31/09

Market Price/NAV:

Market Price	$12.63

NAV	$15.68

Discount to NAV	(19.45)%

Market Price Yield(2)	4.75%

Investment Allocation
(as a percentage of total investments
before call options written)

(1) Past performance is no guarantee of future results. Returns are calculated by determining the percentage change in net asset value or market share price (as applicable) in the period covered. The calculation assumes that all of the Fund’s income dividends and capital gain distributions, if any, have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

The Fund’s performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund distributions.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market price yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering, and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to total assets attributable to shareholders less total liabilities divided by the number of shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current quarterly per share distribution payable to shareholders by the market price per share at July 31, 2009.

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Nicholas-Applegate Equity & Convertible Income Fund Fund Insights
July 31, 2009 (unaudited)

•	For the fiscal six-month period ended July 31, 2009, Nicholas-Applegate Equity & Convertible Income Fund (the "Fund") returned 25.98% on net asset value ("NAV") and 18.57% on market price.

•

Expectations of market volatility, as measured by the Chicago Board Options Exchange Volatility Index ("VIX"), were valued at 35.8. VIX values greater than 30 are generally associated with a large amount of expected volatility over the next 30 days as a result of investor fear or uncertainty, while values below 20 generally correspond to less stressful, even complacent, times in the markets. The VIX Index began the reporting period at the mid forties and then declined to the mid twenties during the fiscal six-month reporting period.

•

The convertible securities market produced a positive return during the fiscal six-month reporting period. Significant improvement in the prices of corporate bonds was the primary driver of convertible returns, given the low delta and high average premium of the market.

•

The oversold condition of the markets reversed during the fiscal six-month reporting period. The technical lift was the most prominent cause of the price improvement. The fundamental picture improved for both issuers and the economy.

•	The Fund’s equity positions in the technology, energy and material sectors contributed positively to performance. The Fund’s equity holdings in the health care sector detracted from performance.

•

The Fund’s convertible positions in the financial, industrial and technology industries contributed positively to performance during the fiscal six-month reporting period. Financial companies benefited from capital raises and improved trading and investment banking revenue. Industrial companies were positive during the period as earnings and margins exceeded expectations, despite a weaker top line. Technology issuers moved higher as end markets stabilized.

•

The Fund’s convertible positions in the health care and telecommunication industries detracted from performance. Health care issuers were down on the potential uncertainty of health care reform as well as a rotation into high beta industries. Telecommunication companies experienced similar sector rotation.

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Nicholas-Applegate Equity & Convertible Income Fund Performance & Statistics
July 31, 2009 (unaudited)

Total Return(1):	Market Price	Net Asset Value ("NAV")

Six Months	18.57%	25.98%

1 Year	(10.96)%	(14.55)%

Commencement of Operations (2/27/07) to 7/31/09	(10.55)%	(6.15)%

Market Price/NAV Performance:
Commencement of Operations (2/27/07) to 7/31/09

Market Price/NAV:

Market Price	$14.86

NAV	$16.23

Discount to NAV	(8.44)%

Market Price Yield(2)	7.54%

Investment Allocation
(as a percentage of total investments
before call options written)

(1) Past performance is no guarantee of future results. Returns are calculated by determining the percentage change in net asset value or market share price (as applicable) in the period covered. The calculation assumes that all of the Fund’s income dividends and capital gain distributions, if any, have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

The Fund’s performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund distributions.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market price yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering, and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to total assets attributable to shareholders less total liabilities divided by the number of shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current quarterly per share distribution payable to shareholders by the market price per share at July 31, 2009.

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NFJ Dividend, Interest & Premium Strategy Fund	Schedule of Investments
July 31, 2009 (unaudited)

Shares (000)		Value
COMMON STOCK—73.1%
	Aerospace & Defense—2.8%
950	Boeing Co. (a)	$40,764,500
	Automobiles—0.7%
1,278	Ford Motor Co. (b)	10,226,088
	Beverages—0.6%
186	Coca-Cola Co.	9,255,089
	Commercial Banks—1.0%
110	PNC Financial Services Group, Inc.	4,032,600
400	Wells Fargo & Co.	9,784,000
		13,816,600
	Commercial Services & Supplies—1.5%
400	RR Donnelley & Sons Co. (a)	5,560,000
573	Waste Management, Inc.	16,095,786
		21,655,786
	Communications Equipment—1.4%
650	Harris Corp.	20,351,500
	Diversified Financial Services—2.7%
3,900	Citigroup, Inc.	12,361,513
736	J.P. Morgan Chase & Co. (a)	28,445,898
		40,807,411
	Diversified Telecommunication Services—5.2%
350	AT&T, Inc. (a)	9,180,500
287	CenturyTel, Inc. (a)	9,018,002
450	Verizon Communications, Inc. (a)	14,431,500
5,000	Windstream Corp. (a)	43,850,000
		76,480,002
	Electric Utilities—1.2%
204	Edison International (a)	6,593,280
152	Entergy Corp.	12,190,399
		18,783,679
	Energy Equipment & Services—4.1%
372	Diamond Offshore Drilling, Inc. (a)	33,413,666
1,225	Halliburton Co.	27,060,250
		60,473,916
	Food & Drug Retailing—0.8%
843	SUPERVALU, Inc.	12,498,724
	Food Products—1.2%
633	Kraft Foods, Inc.—Cl. A	17,950,556
	Health Care Equipment & Supplies—1.1%
447	Medtronic, Inc. (a)	15,825,656
	Health Care Providers & Services—0.6%
285	Cardinal Health, Inc. (a)	9,500,490

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NFJ Dividend, Interest & Premium Strategy Fund	Schedule of Investments
July 31, 2009 (unaudited)

Shares (000)		Value
	Household Durables—2.5%
400	Black & Decker Corp. (a)	$15,040,000
400	Whirlpool Corp.	22,836,000
		37,876,000
	Household Products—1.4%
350	Kimberly-Clark Corp.	20,457,500
	Industrial Conglomerates—2.7%
300	3M Co.	21,156,000
1,439	General Electric Co. (a)	19,281,488
		40,437,488
	Insurance—5.4%
700	Allstate Corp. (a)	18,837,000
1,303	Lincoln National Corp. (a)	27,602,094
280	MetLife, Inc.	9,504,676
550	Travelers Cos, Inc.	23,688,500
19	XL Capital Ltd.—Cl. A	270,758
		79,903,028
	Leisure Equipment & Products—1.7%
1,400	Mattel, Inc. (a)	24,612,000
	Machinery—1.2%
400	Caterpillar, Inc. (a)	17,624,000
	Media—1.1%
1,906	CBS Corp.—Cl. B	15,606,864
	Multi-Utilities—1.4%
800	Ameren Corp. (a)	20,344,000
	Office Electronics—1.7%
3,000	Xerox Corp.	24,570,000
	Oil, Gas & Consumable Fuels—11.5%
300	Chevron Corp. (a)	20,841,000
525	ConocoPhillips (a)	22,947,750
535	EnCana Corp. (a)	28,708,115
900	Marathon Oil Corp. (a)	29,025,000
550	Royal Dutch Shell PLC—Cl. A - ADR	28,952,000
500	Total SA - ADR	27,825,000
681	Valero Energy Corp. (a)	12,256,200
		170,555,065
	Pharmaceuticals—6.4%
1,180	GlaxoSmithKline PLC - ADR (a)	45,186,029
169	Johnson & Johnson	10,267,150
2,500	Pfizer, Inc. (a)	39,825,000
		95,278,179
	Real Estate Investment Trusts (REIT)—1.4%
1,200	Annaly Capital Management, Inc.	20,220,000
	Road & Rail—0.6%
200	Norfolk Southern Corp.	8,650,000

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NFJ Dividend, Interest & Premium Strategy Fund	Schedule of Investments
July 31, 2009 (unaudited)

Shares (000)			Value
	Software—1.5%
974	Microsoft Corp. (a)		$22,903,776
	Specialty Retail—2.0%
1,104	Home Depot, Inc. (a)		28,642,948
143	Sonic Automotive, Inc.—Cl. A		1,757,645
			30,400,593
	Textiles, Apparel & Luxury Goods—1.1%
250	VF Corp. (a)		16,172,500
	Thrifts & Mortgage Finance—2.1%
665	Hudson City Bancorp, Inc.		9,352,712
2,000	New York Community Bancorp, Inc.		21,880,000
			31,232,712
	Tobacco—2.5%
1,014	Altria Group, Inc. (a)		17,775,420
450	Reynolds American, Inc. (a)		19,579,500
			37,354,920

	Total Common Stock (cost-$1,478,957,640)		1,082,588,622

CONVERTIBLE BONDS & NOTES—15.9%
Principal Amount (000)		Credit Rating (Moody’s/S&P)

	Biotechnology—0.1%
$1,500	United Therapeutics Corp., 0.50%, 10/15/11	NR/NR	1,963,125
	Commercial Services & Supplies—0.5%
7,000	Covanta Holding Corp., 3.25%, 6/1/14 (e)	Ba3/B	7,752,500
	Communications Equipment—0.2%
6,585	Nortel Networks Corp., 2.125%, 4/15/14 (c)	WR/NR	2,708,081
	Computers & Peripherals—1.1%
4,000	EMC Corp., 1.75%, 12/1/13	NR/A-	4,525,000
11,485	Maxtor Corp., 6.80%, 4/30/10	Ba3/NR	11,571,138
			16,096,138
	Construction & Engineering—0.7%
9,930	Quanta Services, Inc., 3.75%, 4/30/26	NR/NR	11,605,687
	Diversified Telecommunication Services—0.6%
4,505	QWest Communications International, 3.50%, 11/15/25	B1/B+	4,499,369
5,495	tw telecom, Inc., 2.375%, 4/1/26	B3/B-	4,725,700
			9,225,069
	Electrical Equipment—1.7%
6,780	EnerSys, 3.375%, 6/1/38 (d)	B2/BB	5,390,100
7,510	General Cable Corp., 0.875%, 11/15/13	B1/B+	7,312,862
14,000	JA Solar Holdings Co. Ltd., 4.50%, 5/15/13	NR/NR	11,130,000
			23,832,962

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NFJ Dividend, Interest & Premium Strategy Fund	Schedule of Investments
July 31, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

	Energy Equipment & Services—0.5%
$8,480	Hornbeck Offshore Services, Inc., 1.625%, 11/15/26 (d)	NR/BB-	$7,102,000

	Health Care Equipment & Supplies—0.2%
1,000	China Medical Technologies, Inc., 4.00%, 8/15/13, Ser. CMT	NR/NR	651,250
3,000	Inverness Medical Innovations, Inc., 3.00%, 5/15/16	NR/B-	2,812,500

			3,463,750

	Health Care Providers & Services—0.4%
8,035	Omnicare, Inc., 3.25%, 12/15/35, Ser. OCR	B3/B+	5,996,119

	Internet Software & Services—0.4%
4,200	Equinix, Inc., 2.50%, 4/15/12	NR/B-	4,032,000
2,300	VeriSign, Inc., 3.25%, 8/15/37	NR/NR	1,759,500

			5,791,500

	IT Services—0.6%
	Alliance Data Systems Corp.,
7,300	1.75%, 8/1/13 (e) (f)	NR/NR	6,214,125
3,000	4.75%, 5/15/14 (e) (f)	NR/NR	3,720,000

			9,934,125

	Lodging—0.1%
1,402	Mandalay Resort Group, 1.359%, 3/21/33 (b) (g) (h)	Caa2/CCC+	1,513,970

	Machinery—0.2%
2,865	AGCO Corp., 1.25%, 12/15/36	NR/BB	2,771,888

	Media—0.8%
3,765	Liberty Media LLC, 3.125%, 3/30/23	Ba2/BB+	3,308,494
8,770	Regal Entertainment Group, 6.25%, 3/15/11 (e) (f)	NR/NR	8,430,162

			11,738,656

	Metals & Mining—0.2%
2,500	Steel Dynamics, Inc., 5.125%, 6/15/14	NR/BB+	3,018,750

	Oil, Gas & Consumable Fuels—0.7%
3,500	Chesapeake Energy Corp., 2.50%, 5/15/37	Ba3/BB	2,690,625
9,675	Peabody Energy Corp., 4.75%, 12/15/41	Ba3/B+	7,655,344

			10,345,969

	Pharmaceuticals—1.1%
5,500	Biovail Corp., 5.375%, 8/1/14 (e) (f)	NR/NR	6,201,250
	Mylan, Inc.,
4,500	3.75%, 9/15/15 (e) (f)	NR/B+	5,360,625
4,225	1.25%, 3/15/12	NR/B+	3,813,062

			15,374,937

	Real Estate Investment Trusts (REIT)—1.5%
2,950	Boston Properties LP, 3.75%, 5/15/36	NR/A-	2,787,750
5,045	Developers Diversified Realty Corp., 3.00%, 3/15/12	NR/BB+	4,061,225
7,000	Digital Realty Trust LP, 4.125%, 8/15/26 (e) (f)	NR/NR	9,240,000
5,000	Health Care REIT, Inc., 4.75%, 12/1/26	Baa2/BBB-	5,231,250

			21,320,225

	Road & Rail—0.1%
1,500	Hertz Global Holdings, Inc., 5.25%, 6/1/14	NR/CCC+	1,980,000

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NFJ Dividend, Interest & Premium Strategy Fund	Schedule of Investments
July 31, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

	Semiconductors & Semiconductor Equipment—0.7%
$13,785	Advanced Micro Devices, Inc., 5.75%, 8/15/12	NR/CCC+	$10,218,131

	Software—0.6%
7,500	Lawson Software, Inc., 2.50%, 4/15/12	NR/NR	6,815,625
2,000	Nuance Communications, Inc., 2.75%, 8/15/27	NR/B-	1,827,500

			8,643,125

	Specialty Retail—0.8%
12,145	Sonic Automotive, Inc., 6.00%, 5/15/12, Ser. AI (e) (f) (g)	Caa2/NR	12,145,000

	Telecommunications—0.9%
12,645	Nextel Communications, Inc., 5.25%, 1/15/10	Ba2/BB	12,613,387

	Wireless Telecommunication Services—1.2%
3,000	American Tower Corp., 3.00%, 8/15/12	NR/BB+	5,002,500
4,000	Leap Wireless International, Inc., 4.50%, 7/15/14	Caa1/CCC	3,090,000
11,710	NII Holdings, Inc., 3.125%, 6/15/12	NR/NR	9,821,762

			17,914,262

	Total Convertible Bonds & Notes (cost-$230,253,293)		235,069,356

CONVERTIBLE PREFERRED STOCK—9.4%
Shares (000)

	Capital Markets—0.2%
	Lehman Brothers Holdings, Inc. (c) (g) (i),
630	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.)	NR/NR	2,028,488
98	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.)	NR/NR	1,331,778

			3,360,266

	Chemicals—0.6%
270	Celanese Corp., 4.25%, 12/31/49	NR/NR	8,910,000

	Commercial Banks—1.1%
60	Fifth Third Bancorp, 8.50%, 12/31/49, Ser. G	Baa3/BB	6,804,463
11	Wells Fargo & Co., 7.50%, 12/31/49, Ser. L	Ba3/A-	9,281,558

			16,086,021

	Commercial Services & Supplies—0.2%
161	United Rentals, Inc., 6.50%, 8/1/28	Caa1/CCC	3,495,157

	Diversified Financial Services—1.5%
15	Bank of America Corp., 7.25%, 12/31/49, Ser. L	B3/B	12,852,000
	Vale Capital Ltd. (i),
175	5.50%, 6/15/10, Ser. RIO (Compania Vale do Rio Doce)	NR/NR	7,364,875
21	5.50%, 6/15/10, Ser. RIO-P (Compania Vale ADS)	NR/NR	878,475

			21,095,350

	Electric Utilities—0.7%
244	AES Trust III, 6.75%, 10/15/29	B3/B	10,496,300

	Food Products—0.8%
	Bunge Ltd.,
96	4.875%, 12/31/49	Ba1/BB	8,864,200
4	5.125%, 12/1/10	NR/BB	2,740,000

			11,604,200

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NFJ Dividend, Interest & Premium Strategy Fund	Schedule of Investments
July 31, 2009 (unaudited)

Shares (000)		Credit Rating (Moody’s/S&P)	Value

	Household Durables—0.8%
16	Stanley Works, 5.125%, 5/17/12 (h)	A3/BBB+	$11,291,475

	Insurance—0.5%
347	XL Capital Ltd., 10.75%, 8/15/11	Baa2/BBB-	8,024,940

	Metals & Mining—0.4%
57	Freeport-McMoRan Copper & Gold, Inc., 6.75%, 5/1/10	NR/BB	5,241,538

	Oil, Gas & Consumable Fuels—0.4%
85	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	6,116,400
6	Whiting Petroleum Corp., 6.25%, 12/31/49	NR/B-	792,986

			6,909,386

	Pharmaceuticals—0.7%
43	Schering-Plough Corp., 6.00%, 8/13/10	Baa3/BBB	9,924,362

	Real Estate Investment Trusts (REIT)—0.7%
602	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	Caa2/C	4,499,928
131	Simon Property Group, Inc., 6.00%, 12/31/49, Ser. I	Baa1/BBB	6,392,800

			10,892,728

	Wireless Telecommunication Services—0.8%
239	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	12,123,921

	Total Convertible Preferred Stock (cost-$187,531,120)		139,455,644

SHORT-TERM INVESTMENT—4.1%
Principal Amount (000)

	Time Deposits—4.1%
$6,354	Royal Bank of Canada, London, 0.03%, 8/3/09,		6,354,295
54,815	Wells Fargo, Grand Cayman, 0.03%, 8/3/09,		54,815,469

	(cost-$61,169,764)		61,169,764

	Total Investments, before call options written
	(cost-$1,957,911,817—102.5%)		1,518,283,386

CALL OPTIONS WRITTEN (b)—(3.9)%
Contracts

	American Stock Exchange Morgan Stanley Cyclical Flex Index,
600	strike price $575, expires 8/14/09		(6,525,240)
600	strike price $580, expires 9/11/09		(6,418,620)
600	strike price $600, expires 8/7/09		(5,014,920)
	American Stock Exchange Morgan Stanley Cyclical Index,
600	strike price $600, expires 8/22/09		(5,004,000)
600	strike price $610, expires 8/22/09		(4,452,000)
	American Stock Exchange Oil Flex Index,
350	strike price $950, expires 8/14/09		(792,715)
	American Stock Exchange Oil Index,
350	strike price $950, expires 8/22/09		(995,750)
350	strike price $950, expires 9/19/09		(1,470,000)

NFJ Dividend, Interest & Premium Strategy Fund
| 7.31.09 | Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report	11

NFJ Dividend, Interest & Premium Strategy Fund	Schedule of Investments
July 31, 2009 (unaudited)

Contracts		Value

350	strike price $970, expires 8/22/09	$(647,500)
350	strike price $970, expires 9/19/09	(1,120,000)
350	strike price $980, expires 9/19/09	(966,000)
	NASDAQ 100 Stock Index,
200	strike price $1575, expires 9/19/09	(1,454,000)
	Philadelphia Stock Exchange KBW Bank Flex Index,
9,000	strike price $40, expires 9/4/09	(1,868,400)
	Philadelphia Stock Exchange KBW Bank Index,
5,000	strike price $40, expires 8/22/09	(787,500)
8,000	strike price $40, expires 9/19/09	(2,000,000)
5,000	strike price $42.50, expires 8/22/09	(287,500)
	Standard & Poor’s 500 Flex Index,
350	strike price $910, expires 9/4/09	(2,806,335)
350	strike price $920, expires 9/11/09	(2,578,100)
350	strike price $925, expires 8/14/09	(2,135,700)
350	strike price $950, expires 8/7/09	(1,279,320)
	Standard & Poor’s 500 Index,
350	strike price $935, expires 8/22/09	(1,989,750)
350	strike price $940, expires 8/22/09	(1,842,750)
350	strike price $945, expires 9/19/09	(2,070,250)
350	strike price $970, expires 9/19/09	(1,482,250)
350	strike price $975, expires 9/19/09	(1,377,250)

	Total Call Options Written (premiums received-$18,739,524)	(57,365,850)

	Total Investments, net of call options written
	(cost-$1,939,172,293)—98.6%	1,460,917,536

	Other assets less other liabilities—1.4%	21,029,866

	Net Assets—100.0%	$1,481,947,402

NFJ Dividend, Interest & Premium Strategy Fund
12	Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report | 7.31.09 |

Nicholas-Applegate Equity & Convertible Income Fund	Schedule of Investments
July 31, 2009 (unaudited)

Shares (000)		Value

COMMON STOCK—71.7%
	Aerospace & Defense—1.5%
74	L-3 Communications Holdings, Inc.	$5,609,650

	Auto Components—1.6%
226	Johnson Controls, Inc.	5,846,292

	Automobiles—1.1%
497	Ford Motor Co. (b)	3,978,256

	Beverages—6.5%
223	Coca-Cola Co. (a)	11,123,889
127	Molson Coors Brewing Co.—Cl. B	5,755,233
114	PepsiCo, Inc.	6,469,500

		23,348,622

	Biotechnology—2.2%
164	Gilead Sciences, Inc. (b)	8,024,520

	Communications Equipment—6.4%
314	Cisco Systems, Inc. (b)	6,904,537
156	Harris Corp.	4,868,705
39	Harris Stratex Networks, Inc.—Cl. A (b)	268,078
142	Qualcomm, Inc.	6,552,578
61	Research In Motion Ltd. (b)	4,620,800

		23,214,698

	Computers & Peripherals—4.9%
25	Apple, Inc. (b)	4,144,551
379	EMC Corp. (b)	5,701,716
67	International Business Machines Corp.	7,877,724

		17,723,991

	Diversified Financial Services—2.0%
1,232	Citigroup, Inc.	3,904,942
84	J.P. Morgan Chase & Co.	3,238,870

		7,143,812

	Diversified Telecommunication Services—1.8%
202	Verizon Communications, Inc.	6,478,140

	Electric Utilities—1.2%
54	Entergy Corp.	4,354,047

	Electronic Equipment, Instruments & Components—1.4%
149	Amphenol Corp.—Cl. A	4,969,150

	Energy Equipment & Services—3.8%
69	Diamond Offshore Drilling, Inc.	6,192,043
96	National Oilwell Varco, Inc. (b)	3,443,052
81	Schlumberger Ltd.	4,354,900

		13,989,995

	Health Care Equipment & Supplies—3.4%
111	Baxter International, Inc.	6,262,707
27	Intuitive Surgical, Inc. (b)	6,130,820

		12,393,527

NFJ Dividend, Interest & Premium Strategy Fund
| 7.31.09 | Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report	13

Nicholas-Applegate Equity & Convertible Income Fund	Schedule of Investments
July 31, 2009 (unaudited)

Shares (000)		Value

	Health Care Providers & Services—4.5%
140	McKesson Corp.	$7,161,000
172	Medco Health Solutions, Inc. (b)	9,113,064

		16,274,064

	Hotels Restaurants & Leisure—1.8%
119	McDonald’s Corp.	6,535,622

	Household Products—1.9%
121	Procter & Gamble Co. (a)	6,738,914

	Independent Power Producers & Energy Traders—1.9%
92	Constellation Energy Group, Inc.	2,640,400
154	NRG Energy, Inc. (b)	4,190,313

		6,830,713

	Industrial Conglomerates—0.9%
122	General Electric Co.	1,640,951
142	Textron, Inc. (a)	1,913,856

		3,554,807

	Insurance—1.6%
53	MetLife, Inc.	1,805,597
87	Prudential Financial, Inc.	3,851,490

		5,657,087

	Internet Software & Services—1.7%
14	Google, Inc.—Cl. A (b)	6,202,700

	Machinery—3.5%
137	AGCO Corp. (b)	4,313,166
101	Deere & Co.	4,413,366
108	Joy Global, Inc.	4,008,004

		12,734,536

	Metals & Mining—1.2%
70	Freeport-McMoRan Copper & Gold, Inc.	4,221,000

	Multiline Retail—1.7%
139	Target Corp.	6,045,732

	Oil, Gas & Consumable Fuels—2.7%
90	Occidental Petroleum Corp.	6,406,332
97	Peabody Energy Corp.	3,195,115

		9,601,447

	Pharmaceuticals—2.8%
137	Abbott Laboratories	6,163,630
63	Johnson & Johnson	3,853,606

		10,017,236

	Semiconductors & Semiconductor Equipment—3.8%
355	Intel Corp.	6,824,125
289	Texas Instruments, Inc.	6,945,640

		13,769,765

NFJ Dividend, Interest & Premium Strategy Fund
14	Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report | 7.31.09 |

Nicholas-Applegate Equity & Convertible Income Fund	Schedule of Investments
July 31, 2009 (unaudited)

Shares (000)			Value

	Software—3.9%
261	Microsoft Corp.		$6,126,960
367	Oracle Corp.		8,128,349

			14,255,309

	Total Common Stock (cost-$375,490,220)		259,513,632

CONVERTIBLE BONDS & NOTES—13.8%
Principal Amount (000)		Credit Rating (Moody’s/S&P)

	Commercial Services & Supplies—1.3%
$4,800	Bowne & Co., Inc., 6.00%, 10/1/33	B3/CCC+	4,632,000

	Communications Equipment—0.4%
3,730	Nortel Networks Corp., 2.125%, 4/15/14 (c)	NR/NR	1,533,963

	Computers & Peripherals—1.4%
4,925	Maxtor Corp., 6.80%, 4/30/10	Ba3/NR	4,961,937

	Electrical Equipment—1.2%
800	EnerSys, 3.375%, 6/1/38 (d)	B2/BB	636,000
4,605	JA Solar Holdings Co. Ltd., 4.50%, 5/15/13	NR/NR	3,660,975

			4,296,975

	Electronic Equipment, Instruments & Components—0.3%
1,335	Anixter International, Inc., 1.00%, 2/15/13	NR/BB-	1,114,725

	Energy Equipment & Services—0.4%
1,625	Hornbeck Offshore Services, Inc., 1.625%, 11/15/26 (d)	NR/BB-	1,360,938

	Health Care Providers & Services—0.4%
1,850	Omnicare, Inc., 3.25%, 12/15/35, Ser. OCR	B3/B+	1,380,562

	IT Services—0.7%
2,850	Alliance Data Systems Corp., 1.75%, 8/1/13 (e) (f)	NR/NR	2,426,063

	Media—2.2%
4,415	Interpublic Group of Cos, Inc., 4.25%, 3/15/23	Ba3/B+	4,012,131
4,300	Regal Entertainment Group, 6.25%, 3/15/11 (e) (f)	NR/NR	4,133,375

			8,145,506

	Oil, Gas & Consumable Fuels—1.0%
3,845	Transocean, Inc., 1.50%, 12/15/37, Ser. C	Baa2/BBB+	3,532,594

	Pharmaceuticals—0.7%
1,050	Biovail Corp., 5.375%, 8/1/14 (e) (f)	NR/NR	1,183,875
1,600	Mylan, Inc., 1.25%, 3/15/12	NR/B+	1,444,000

			2,627,875

	Real Estate Investment Trusts (REIT)—2.3%
5,950	Developers Diversified Realty Corp., 3.00%, 3/15/12	NR/BB+	4,789,750
3,715	Vornado Realty Trust, 3.625%, 11/15/26	Baa2/BBB	3,496,744

			8,286,494

	Semiconductors & Semiconductor Equipment—0.4%
1,950	Advanced Micro Devices, Inc., 5.75%, 8/15/12	NR/CCC+	1,445,437

NFJ Dividend, Interest & Premium Strategy Fund
| 7.31.09 | Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report	15

Nicholas-Applegate Equity & Convertible Income Fund	Schedule of Investments
July 31, 2009 (unaudited)

Principal Amount (000)			Credit Rating (Moody’s/S&P)	Value

		Wireless Telecommunication Services—1.1%
$4,700		NII Holdings, Inc., 3.125%, 6/15/12	NR/NR	$3,942,125

		Total Convertible Bonds & Notes (cost-$53,075,891)		49,687,194

CONVERTIBLE PREFERRED STOCK—9.3%
Shares (000)

		Capital Markets—0.3%
		Lehman Brothers Holdings, Inc. (c) (g) (i),
209		6.00%, 10/12/10, Ser. GIS (General Mills, Inc.)	NR/NR	673,534
33		28.00%, 3/6/09, Ser. RIG (Transocean, Inc.)	NR/NR	455,286

				1,128,820

		Commercial Services & Supplies—0.6%
102		United Rentals, Inc., 6.50%, 8/1/28	Caa1/CCC	2,221,884

		Diversified Financial Services—1.7%
4		Bank of America Corp., 7.25%, 12/31/49, Ser. L	B3/B	3,549,000
—	(j)	Preferred Blocker, Inc., 7.00%, 12/31/49 (e) (f)	NR/C	46,053
62		Vale Capital Ltd., 5.50%, 6/15/10, Ser. RIO (Compania Vale do Rio Doce) (i)	NR/NR	2,552,745

				6,147,798

		Electric Utilities—1.2%
102		AES Trust III, 6.75%, 10/15/29	B3/B	4,405,350

		Food Products—1.0%
39		Bunge Ltd., 4.875%, 12/31/49	Ba1/BB	3,569,600

		Household Durables—1.0%
5		Stanley Works, 5.125%, 5/17/12 (h)	A3/BBB+	3,751,800

		Oil, Gas & Consumable Fuels—0.6%
27		Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	1,969,200

		Pharmaceuticals—1.1%
17		Schering-Plough Corp., 6.00%, 8/13/10	Baa3/BBB	3,867,119

		Real Estate Investment Trusts (REIT)—0.4%
207		FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	Caa2/C	1,548,531

		Wireless Telecommunication Services—1.4%
98		Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	5,114,200

		Total Convertible Preferred Stock (cost-$58,669,548)		33,724,302

CORPORATE BONDS & NOTES—3.6%
Principal Amount (000)

		Apparel—0.1%
$500		Levi Strauss & Co., 9.75%, 1/15/15	B2/B+	510,000

		Banks—0.1%
400		GMAC LLC, 6.75%, 12/1/14 (e) (f)	Ca/CCC	348,000

NFJ Dividend, Interest & Premium Strategy Fund
16	Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report | 7.31.09 |

Nicholas-Applegate Equity & Convertible Income Fund	Schedule of Investments
July 31, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

	Health Care Providers & Services—0.1%
$400	HCA, Inc., 9.25%, 11/15/16	B2/BB-	$418,000

	IT Services—0.5%
2,300	Unisys Corp., 8.00%, 10/15/12	Caa1/B	1,943,500

	Miscellaneous Manufacturing—0.3%
1,000	Polypore, Inc., 8.75%, 5/15/12	B3/B-	935,000

	Paper & Forest Products—0.2%
1,000	Neenah Paper, Inc., 7.375%, 11/15/14	B2/B+	705,000

	Pipelines—1.0%
4,340	Dynegy Holdings, Inc., 7.75%, 6/1/19	B3/B	3,477,425

	Wireless Telecommunication Services—1.3%
4,600	Millicom International Cellular S.A., 10.00%, 12/1/13	B1/NR	4,807,000

	Total Corporate Bonds & Notes (cost-$13,941,823)		13,143,925

U.S. GOVERNMENT SECURITIES—0.6%
2,000	U.S. Treasury Bond, 12.50%, 8/15/14 (cost-$2,197,500)		2,008,126

SHORT-TERM INVESTMENT—2.2%
	Time Deposit—2.2%
7,973	Wells Fargo, Grand Cayman, 0.03%, 8/3/09 (cost-$7,973,102)		7,973,102

	Total Investments, before call options written (cost-$511,348,084—101.2%)		366,050,281

CALL OPTIONS WRITTEN (b)—(0.3)%
Contracts

	Standard & Poors 500 Index,
1,735	strike price $1030, expires 8/21/09		(990,303)

	(premiums received-$1,056,615)

	Total Investments, net of call options written (cost-$510,291,469)—100.9%		365,059,978

	Other liabilities in excess of other assets—(0.9)%		(3,116,711)

	Net Assets—100.0%		$361,943,267

NFJ Dividend, Interest & Premium Strategy Fund
| 7.31.09 | Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report	17

NFJ Dividend, Interest & Premium Strategy Fund
Nicholas-Applegate Equity & Convertible Income Fund July 31, 2009 (unaudited)	Notes to Schedule of Investments

Notes to Schedules of Investments:

(a)	All or partial amount segregated as collateral for call options written.

(b)	Non-income producing.

(c)	Issuer or security in default.

(d)	Step Bond—Coupon is a fixed rate for an initial period then resets at specific date and rate.

(e)

Private Placement. Restricted as to resale and may not have a readily available market. For NFJ Dividend, Interest & Premium Strategy Fund and Nicholas-Applegate Equity & Convertible Income Fund, securities with an aggregate market value of $50,964,226 and $8,137,366, representing 3.44% and 2.25%, of net assets, respectively.

(f)

144A Security-Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(g)

Fair-valued—Securities in NFJ Dividend, Interest & Premium Strategy Fund and Nicholas-Applegate Equity & Convertible Income Fund, with an aggregate value of $17,019,236 and $1,128,820, representing 1.15% and 0.31% of net assets, respectively. See Note 1 (b) in the Notes to Financial Statements.

(h)	Variable rate security—Interest rate disclosed reflects the rate in effect on July 31, 2009.

(i)

Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer. Such entity is identified in the parenthetical.

(j)	Amount less than $500.

Glossary:

ADR — American Depositary Receipt
NR — Not Rated
REIT — Real Estate Investment Trust

NFJ Dividend, Interest & Premium Strategy Fund
18	Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report | 7.31.09 | See accompanying Notes to Financial Statements

NFJ Dividend, Interest & Premium Strategy Fund
Nicholas-Applegate Equity & Convertible Income Fund	Statements of Assets and Liabilities
July 31, 2009 (unaudited)

	NFJ Dividend, Interest & Premium Strategy	Nicholas-Applegate Equity & Convertible Income

Assets:
Investments, at value (cost—$1,957,911,817 and $511,348,084, respectively)	$1,518,283,386	$366,050,281

Receivable for investments sold	51,928,778	1,056,615

Dividends and interest receivable	5,128,075	1,577,982

Prepaid Expenses	39,660	11,695

Total Assets	1,575,379,899	368,696,573

Liabilities:
Call options written, at value (premiums received—$18,739,524 and $1,056,615, respectively)	57,365,850	990,303

Payable for investments purchased	34,610,237	5,291,750

Investment management fees payable	1,082,130	291,573

Payable to custodian for cash overdraft	—	54,178

Accrued expenses	374,280	125,502

Total Liabilities	93,432,497	6,753,306

Net Assets	$1,481,947,402	$361,943,267

Composition of Net Assets
Common Stock:
Par value ($0.00001 per share applicable to 94,524,325 and 22,304,189 shares issued and outstanding, respectively)	$945	$223

Paid-in-capital in excess of par	2,253,811,959	531,413,558

Undistributed (dividends in excess of) net investment income	6,557,394	(7,018,526)

Accumulated net realized loss	(300,168,139)	(17,220,497)

Net unrealized depreciation of investments and call options written	(478,254,757)	(145,231,491)

Net Assets	$1,481,947,402	$361,943,267

Net Asset Value Per Share	$15.68	$16.23

NFJ Dividend, Interest & Premium Strategy Fund
See accompanying Notes to Financial Statements| 7.31.09 | Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report	19

NFJ Dividend, Interest & Premium Strategy Fund
Nicholas-Applegate Equity & Convertible Income Fund	Statements of Operations
Six months ended July 31, 2009 (unaudited)

	NFJ Dividend, Interest & Premium Strategy	Nicholas-Applegate Equity & Convertible Income
Investment Income:
Dividends (net of foreign withholding taxes of $318,143 and $0, respectively)	$30,398,844	$4,425,671
Interest	6,767,532	2,466,089
Consent and other fee income	200,871	64,481
Total Investment Income	37,367,247	6,956,241

Expenses:
Investment management fees	5,961,883	1,566,687
Shareholder communications	186,171	27,933
Custodian and accounting agent fees	165,155	34,356
Trustees’ fees and expenses	77,839	27,479
Audit and tax services	40,395	35,522
Legal fees	39,258	8,558
New York Stock Exchange listing fees	36,992	10,520
Insurance expenses	27,795	7,150
Transfer agent fees	14,481	14,068
Miscellaneous	8,696	5,072
Total expenses	6,558,665	1,737,345

Net Investment Income	30,808,582	5,218,896

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(115,063,799)	2,248,804
Call options written	(33,146,556)	(2,725,573)
Net change in unrealized appreciation/depreciation of:
Investments	342,395,983	71,698,483
Call options written	(49,424,876)	(1,132,870)
Net realized and change in unrealized gain on investments and
call options written	144,760,752	70,088,844
Net Increase in Net Assets Resulting from Investment Operations	$175,569,334	$75,307,740

NFJ Dividend, Interest & Premium Strategy Fund
20	Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report | 7.31.09 | See accompanying Notes to Financial Statements

NFJ Dividend, Interest & Premium Strategy Fund
Nicholas-Applegate Equity & Convertible Income Fund	Statements of Changes in Net Assets

	NFJ Dividend, Interest & Premium Strategy		Nicholas-Applegate Equity & Convertible Income
	Six Months ended July 31, 2009 (unaudited)	Year ended January 31, 2009	Six Months ended July 31, 2009 (unaudited)	Year ended January 31, 2009
Investment Operations:
Net investment income	$30,808,582	$84,406,751	$5,218,896	$14,885,809
Net realized loss on investments and call options written	(148,210,355)	(145,432,489)	(476,769)	(16,646,180)
Net change in unrealized appreciation/depreciation of investments and call options written	292,971,107	(670,259,789)	70,565,613	(170,382,972)
Net increase (decrease) in net assets resulting from investment operations	175,569,334	(731,285,527)	75,307,740	(172,143,343)

Dividends and Distributions to Shareholders from:
Net investment income	(28,357,298)	(82,700,334)	(12,490,346)	(14,481,526)
Net realized gains	—	(104,930,451)	—	(37,096,911)
Total dividends and distributions to shareholders	(28,357,298)	(187,630,785)	(12,490,346)	(51,578,437)
Total increase (decrease) in net assets	147,212,036	(918,916,312)	62,817,394	(223,721,780)

Net Assets
Beginning of period	1,334,735,366	2,253,651,678	299,125,873	522,847,653
End of period (including undistributed (dividends in excess of) net investment income of $6,557,394, $4,106,110, $(7,018,526), and $252,924, respectively)	$1,481,947,402	$1,334,735,366	$361,943,267	$299,125,873

NFJ Dividend, Interest & Premium Strategy Fund
See accompanying Notes to Financial Statements| 7.31.09 | Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report	21

NFJ Dividend, Interest & Premium Strategy Fund
Nicholas-Applegate Equity & Convertible Income Fund	Notes to Financial Statements
July 31, 2009 (unaudited)

1. Organization and Significant Accounting Policies
NFJ Dividend, Interest & Premium Strategy Fund and Nicholas-Applegate Equity & Convertible Income Fund, (collectively referred to as the “Funds”), were organized as Massachusetts business trusts on August 20, 2003 and December 12, 2006, respectively. Prior to commencing operations on February 28, 2005 and February 27, 2007, respectively, the Funds had no operations other than matters relating to their organization and registration as diversified, closed-end management investment companies under the Investment Company Act of 1940 and the rules and regulations there under, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Funds’ investment manager and is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. Each Fund has an unlimited amount of $0.00001 par value per share of common stock authorized.

NFJ Dividend, Interest & Premium Strategy’s primary investment objective is to seek current income and gains, with a secondary objective of long-term capital appreciation. Under normal market conditions the Fund pursues its investment objectives by investing in a diversified portfolio of dividend-paying common stocks and income-producing convertible securities. The Fund will also employ a strategy of writing (selling) call options on equity indexes in an attempt to generate gains from option premiums.

Nicholas Applegate Equity & Convertible Income’s investment objective is to seek total return comprised of capital appreciation, current income and gains. Under normal market conditions the Fund pursues its objective by investing in a diversified portfolio of equity securities and income producing convertible securities. The Fund will also employ a strategy of writing (selling) call options on the equity securities held by the Fund.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Funds’ investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security, and the volatility observed in the market on such common stocks. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

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NFJ Dividend, Interest & Premium Strategy Fund
Nicholas-Applegate Equity & Convertible Income Fund	Notes to Financial Statements
July 31, 2009 (unaudited)

1. Organization and Significant Accounting Policies (continued)
The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material to the financial statements. Each Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(b) Fair Value Measurements
The Funds have adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of the fair value measurements. Under FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 — quoted prices in active markets for identical investments that the Funds have the ability to access.

•

Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges.

•	Level 3 — valuations based on significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The Funds have adopted FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” (“FAS 157-4”). FAS 157-4 provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. FAS 157-4 emphasizes that even if there has been significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Funds to measure fair value during the six months ended July 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the fair value techniques of multi-dimensional relational pricing models.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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NFJ Dividend, Interest & Premium Strategy Fund
Nicholas-Applegate Equity & Convertible Income Fund	Notes to Financial Statements
July 31, 2009 (unaudited)

1. Organization and Significant Accounting Policies (continued)
A summary of the inputs used at July 31, 2009, in valuing each Fund’s assets and liabilities is listed below by investment type.

NFJ Dividend, Interest & Premium Strategy Fund:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value 7/31/2009

Investments in Securities - Assets
Common Stock	$1,082,588,622	—	—	$1,082,588,622
Convertible Bonds & Notes	—	$221,410,386	$13,658,970	235,069,356
Convertible Preferred Stock	129,290,915	6,804,463	3,360,266	139,455,644
Short-Term Investments	—	61,169,764	—	61,169,764
Total Investments in Securities - Assets	$1,211,879,537	$289,384,613	$17,019,236	$1,518,283,386

Investments in Securities - Liabilities
Call Options Written	(27,946,500)	(29,419,350)	—	(57,365,850)
Total Investments in Securities	$1,183,933,037	$259,965,263	$17,019,236	$1,460,917,536

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at July 31, 2009, were as follows:

	Beginning Balance 1/31/2009	Net Purchases (Sales) and Settlements	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Total Change in Unrealized Gain/Loss	Transfers in and/or out of Level 3	Ending Balance 7/31/2009

Investments in Securities - Assets
Convertible Bonds & Notes	$1,513,970	—	—	—	—	$12,145,000	$13,658,970
Convertible Preferred Stock	21,508,497	$(24,948,141)	—	—	$6,799,910	—	3,360,266
Total Investments in Securities - Assets	$23,022,467	$(24,948,141)	—	—	$6,799,910	$12,145,000	$17,019,236

The net change in unrealized appreciation/depreciation of Investments at July 31, 2009 was $338.

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NFJ Dividend, Interest & Premium Strategy Fund
Nicholas-Applegate Equity & Convertible Income Fund	Notes to Financial Statements
July 31, 2009 (unaudited)

1. Organization and Significant Accounting Policies (continued)
Nicholas-Applegate Equity & Convertible Income Fund:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value 7/31/2009

Investments in Securities - Assets
Common Stock	$259,513,632	—	—	$259,513,632
Convertible Bonds & Notes	—	$49,687,194	—	49,687,194
Convertible Preferred Stock	32,595,482	—	$1,128,820	33,724,302
Corporate Bonds & Notes	—	13,143,925	—	13,143,925
U.S. Government Securities	—	2,008,126	—	2,008,126
Short-Term Investments	—	7,973,102	—	7,973,102
Total Investments in Securities - Assets	$292,109,114	$72,812,347	$1,128,820	$366,050,281
Investments in Securities - Liabilities
Call Options Written	—	(990,303)	—	(990,303)
Total Investments in Securities	$292,109,114	$71,822,044	$1,128,820	$365,059,978

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at July 31, 2009, is as follows:

	Beginning Balance 1/31/2009	Net Purchases (Sales) and Settlements	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Total Change in Unrealized Gain/Loss	Transfers in and/or out of Level 3	Ending Balance 7/31/2009

Investments in Securities - Assets
Convertible Preferred Stock	$7,854,048	$(9,225,491)	—	—	$2,500,263	—	$1,128,820

Realized gain (loss) and change in unrealized appreciation/depreciation is recorded on the Statement of Operations.

There was no change in unrealized appreciation/depreciation of investments at July 31, 2009.

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NFJ Dividend, Interest & Premium Strategy Fund
Nicholas-Applegate Equity & Convertible Income Fund	Notes to Financial Statements
July 31, 2009 (unaudited)

1. Organization and Significant Accounting Policies (continued)
(c) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Conversion premium is not amortized. Payments received from certain investments may be comprised of dividends, realized gains and return of capital. These payments may initially be recorded as dividend income and may be subsequently reclassified as realized gains and/or return of capital upon receipt of information from the issuer. Payments received on synthetic convertible securities are generally included in dividends.

(d) Federal Income Taxes
The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

The Funds have applied FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Fund management has determined that its evaluation of the Interpretation has resulted in no material impact to the Funds’ financial statements at July 31, 2009. NFJ Dividend, Interest & Premium Strategy’s federal tax returns for the prior three fiscal years and Nicholas-Applegate Equity & Convertible Income’s since inception (February 27, 2007) remain subject to examination by the Internal Revenue Service.

(e) Dividends and Distributions
The Funds declare quarterly dividends and distributions from net investment income and gains from option premiums and the sale of portfolio securities. The Funds record dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(f) Convertible Securities
It is the Funds’ policy to invest a portion of their assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them more sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but still less than that of the underlying common stock.

2. Principal Risk
In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (credit/counterparty risk). The main risks from derivative instruments are interest rate, market price and credit/counterparty risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As normal interest rates rise, the value of certain fixed income securities held by the Funds are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is used primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements.

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NFJ Dividend, Interest & Premium Strategy Fund
Nicholas-Applegate Equity & Convertible Income Fund	Notes to Financial Statements
July 31, 2009 (unaudited)

2. Principal Risk (continued)
The market values of equity securities, such as common stock and preferred stock or equity-related investments such as futures and options, may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity-related investments generally have greater market price volatility than fixed income securities.

The Funds will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Funds seek to minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on reorganized and reputable exchanges. The Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that the issuers or counterparties to the agreements with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Fund’s financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments.

NFJ Investment Group LLC (“NFJ”), Oppenheimer Capital LLC (“OCC”) and Nicholas-Applegate Capital Management (“NACM”), as the investment sub-advisers seek to minimize credit risks to each applicable Fund by performing reviews of each counterparty. All transactions in listed securities are settled/paid for upon delivery. Delivery of securities sold is only made once the Fund has received payment. Payment is made on the purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

During the six-months ended July 31, 2009, the Funds held synthetic convertible securities with Lehman Brothers Holdings, Inc. as the counterparty. On September 15, 2008, Lehman Brothers Holdings, Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. The value of the relevant securities has been written down to their estimated recoverable values.

3. Financial Derivatives Instruments
FASB Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” (“FAS 161”), which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements of FAS 161 distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. Although the Funds may sometimes use derivative instruments for hedging purposes, the Funds reflect derivatives at fair value and recognize changes in fair value through the Fund’s Statement of Operations and such derivatives do not qualify for FAS 161 hedge accounting treatment. The derivative instruments outstanding as of July 31, 2009 as disclosed in the Notes to Financial Statements and the amounts of realized gain (loss) and changes in appreciation /depreciation on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

Call Option Transactions
The Funds employ a strategy of writing (selling) call options on equity securities and/or equity indexes in an attempt to generate gains from option premiums. When an option is written, the premium received is recorded as an asset with an equal liability, which is subsequently adjusted to the current market value of the option. Premiums received from writing options, which expire unexercised, are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or index option in determining whether there has been a realized gain or loss.

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NFJ Dividend, Interest & Premium Strategy Fund Nicholas-Applegate Equity & Convertible Income Fund July 31, 2009 (unaudited)	Notes to Financial Statements

3. Financial Derivatives Instruments (continued)
The Funds, as writers of call options, may have no control over whether the underlying securities or index option may be sold (called). As a result, the Funds bear the market risk of an unfavorable change in the price of the security or index underlying the written call option.

The use of derivative transactions may involve elements of both market and credit risk in excess of the amounts reflected on the Statements of Assets and Liabilities of the Funds.

Fair Value of Derivative Instruments as of July 31, 2009
The following is a summary of the fair valuations of the derivative instruments categorized by risk exposure:

The effect of Derivative Instruments on the Funds’ Statements of Assets and Liabilities at July 31, 2009:

NFJ Dividend, Interest & Premium Strategy:

Location	Equity Contracts	Index Contracts	Total

Liability Derivatives
Call options written	$(3,575,000)	$(53,790,850)	$(57,365,850)

Nicholas-Applegate Equity & Convertible Income:

Location	Equity Contracts	Index Contracts	Total

Liability Derivatives
Call options written	—	$ (990,303)	$ (990,303)

The effect of Derivative Instruments on the Funds’ Statements of Operations of the Funds for the six months ended July 31, 2009:

	NFJ Dividend, Interest & Premium Strategy	Nicholas-Applegate Equity & Convertible Income

Location	Contracts	Contracts

Realized Gain (Loss) on:
Call options written	$(33,146,556)	$(2,725,573)

Total Realized Gain (Loss)	$(33,146,556)	$(2,725,573)

Net change in unrealized appreciation depreciation of :
Call options written	$(49,424,876)	$(1,132,870)

Total change in unrealized appreciation depreciation	$(49,424,876)	$(1,132,870)

4. Investment Manager/Sub-Advisers
Each Fund has an Investment Management Agreement (each an “Agreement”) with the Investment Manager. Subject to the supervision of the Funds’ Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Funds’ investment activities, business affairs and administrative matters. Pursuant to its Agreement, the NFJ Dividend, Interest & Premium Strategy pays the Investment Manager an annual fee, payable monthly, at the annual rate of 0.90% of the Fund’s average daily total managed assets. Pursuant to its Agreement, the Nicholas-Applegate Equity & Convertible Income Fund pays the Investment Manager an annual fee, payable monthly, at the annual rate of 1.00% of the Fund’s average daily total managed assets. Total managed assets refer to the total assets of each Fund (including borrowings that may be outstanding) minus accrued liabilities (other than liabilities representing borrowings).

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NFJ Dividend, Interest & Premium Strategy Fund Nicholas-Applegate Equity & Convertible Income Fund July 31, 2009 (unaudited)	Notes to Financial Statements

4. Investment Manager/Sub-Advisers (continued)
The Investment Manager has retained its affiliates, NFJ Investment Group L.P (“NFJ”), Nicholas-Applegate Capital Management LLC (“NACM”) and Oppenheimer Capital LLC (“OCC”) (the “Sub-Advisers”), to manage the NFJ Dividend, Interest & Premium Strategy Fund’s equity component, convertible component and index option strategy. NACM serves as the sole sub-adviser to the Nicholas-Applegate Equity & Convertible Income Fund. Subject to the supervision of the Investment Manager, NFJ, NACM and OCC make all of NFJ Dividend, Interest & Premium Strategy Funds investment decisions in connection with their respective components of the Funds’ investments. Subject to the supervision of the Investment Manager, NACM is responsible for making all of Nicholas-Applegate Equity & Convertible Income Funds’ investment decisions. Pursuant to Sub-Advisory Agreements, the Investment Manager and not the Funds, pays each of the Sub-Advisers an annual fee payable on a monthly basis.

5. Investment in Securities
For the six months ended July 31, 2009, purchases and sales of investments, other than short-term securities and U.S. government obligations were:

	NFJ Dividend, Interest & Premium Strategy	Nicholas-Applegate Equity & Convertible Income

Purchases	$324,545,437	$80,682,043
Sales	311,181,744	80,403,234

(a) Transactions in call options written for the six months ended July 31, 2009:

NFJ Dividend, Interest & Premium Strategy:	Contracts	Premiums

Options outstanding, January 31, 2009	28,100	$16,215,450
Options written	140,250	56,266,100
Options terminated in closing purchase transactions	(37,199)	(18,923,456)
Options expired	(95,700)	(34,818,534)
Options exercised	(1)	(36)

Options outstanding, July 31, 2009	35,450	$18,739,524

Nicholas-Applegate Equity & Convertible Income:	Contracts	Premiums

Options outstanding, January 31, 2009	1,682	$1,451,482
Options written	12,848	8,297,459
Options terminated in closing purchase transactions	(5,007)	(4,238,340)
Options expired	(7,788)	(4,453,986)

Options outstanding, July 31, 2009	1,735	$1,056,615

6. Income Tax Information
The Funds’ cost basis of portfolio securities for both federal income tax purposes and financial reporting purposes are substantially the same. The aggregate gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2009 were:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

NFJ Dividend, Interest & Premium Strategy	$1,957,911,817	$35,210,377	$(474,838,808)	$(439,628,431)
Nicholas-Applegate Equity & Convertible Income	$511,348,084	410,445	(145,708,248)	$(145,297,803)

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NFJ Dividend, Interest & Premium Strategy Fund Nicholas-Applegate Equity & Convertible Income Fund July 31, 2009 (unaudited)	Notes to Financial Statements

7. Legal Proceeding (continued)
In June and September 2004, the Investment Manager and certain of it affiliates (including PEA Capital LLC (“PEA”), the distributor and Allianz Global Investors of America, L.P., agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements allege that any inappropriate activity took place with respect to the Funds.

Since February 2004, the Investment Manager, the Sub-Advisors and certain of their affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. Any potential resolution of these matters may include, but not be limited to judgments or settlements for damages against the Investment Manager, the Sub-Adviser, or its affiliates or related injunctions.

The Investment Manager and the Sub-Advisers believe that these matters are not likely to have a material adverse effect on the Funds or on their ability to perform their respective investment advisory activities relating to the Funds.

The foregoing speaks only as of the date hereof.

8. Subsequent Events
In accordance with FASB Statement of Financial Accounting Standard No. 165, “Subsequent Events” (“FAS 165”), management has evaluated subsequent events following the six months ended July 31, 2009 through September 25, 2009, which is the date the financial statements were issued.

The objective of FAS 165 is to establish principles and requirements for subsequent events. In particular, FAS 165 sets forth:

a)

The period after the balance sheet date during which management of a reporting entity shall evaluate events or transactions that may occur for potential recognition or disclosure in the financial statements.

b)	The circumstances under which an entity shall recognize events or transactions occurring after the balance sheet date in its financial statements.

c)	The disclosures that an entity shall make about events or transactions that occurred after the balance sheet date.

The subsequent events were as follows:

Diana L. Taylor resigned as Trustee of the Funds on September 10, 2009.

On September 11, 2009 the following quarterly dividends were declared to shareholders, payable September 25, 2009 to shareholders of record on September 21, 2009:

NFJ Dividend, Interest & Premium Strategy	$0.15 per share
Nicholas-Applegate Equity & Convertible Income	$0.28 per share

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NFJ Dividend, Interest & Premium Strategy Fund	Financial Highlights
For a share outstanding throughout each period:

	Six Months ended July 31, 2009 (unaudited)					For the period February 28, 2005* through January 31, 2006

			Year ended January 31,
			2009	2008	2007
Net asset value, beginning of period	$14.12		$23.84	$25.72	$24.18	$23.88	**
Investment Operations:
Net investment income	0.33		0.89	0.80	0.75	0.70
Net realized and change in unrealized gain (loss) on investments, call options written and short sales	1.53		(8.63)	(0.44)	2.89	1.28
Total from investment operations	1.86		(7.74)	0.36	3.64	1.98
Dividends and Distributions to Shareholders from:
Net investment income	(0.30)		(0.87)	(1.01)	(0.73)	(0.65)
Net realized gains	—		(1.11)	(1.23)	(1.37)	(1.00)
Total dividends and distributions to shareholders	(0.30)		(1.98)	(2.24)	(2.10)	(1.65)
Capital Share Transactions:
Offering costs charged to paid-in capital in excess of par	—		—	—	—	(0.03)
Net asset value, end of period	$15.68		$14.12	$23.84	$25.72	$24.18
Market price, end of period	$12.63		$12.97	$23.26	$25.87	$22.20
Total Investment Return (1)	0.06%		(37.93)%	(1.65)%	27.15%	(4.65)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$1,481,947		$1,334,735	$2,253,652	$2,431,595	$2,285,652
Ratio of expenses to average net assets	0.99	%(2)	0.97%	0.95%	0.95%	0.94	%(2)
Ratio of net investment income to average net assets	4.65	%(2)	4.40%	3.13%	3.08%	3.27	%(2)
Portfolio turnover rate	25%		48%	82%	69%	97%

*	Commencement of operations.

**	Initial public offering price of $25.00 per share less underwriting discount of $1.125 per share.

(1)

Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Annualized.

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Nicholas-Applegate Equity & Convertible Income Fund	Financial Highlights
For a share outstanding throughout each period:

	Six Months ended July 31, 2009 (unaudited)		Year Ended January 31, 2009	For the period February 27, 2007* through January 31, 2008

Net asset value, beginning of period	$13.41		$23.44	$23.88	**

Investment Operations
Net investment income	0.23		0.67	0.62

Net realized and change in unrealized gain (loss) on investments and call options written	3.15		(8.39)	0.68

Total from investment operations	3.38		(7.72)	1.30

Dividends and Distributions to Shareholders from:
Net investment income	(0.56)		(0.65)	(0.70)

Net realized gains	—		(1.66)	(0.99)

Total dividends and distributions to shareholders	(0.56)		(2.31)	(1.69)

Capital Share Transactions:
Offering costs charged to paid-in capital in excess of par	—		—	(0.05)

Net asset value, end of period	$16.23		$13.41	$23.44

Market price, end of period	$14.86		$13.10	$22.02

Total Investment Return (1)	18.57%		(31.75)%	(5.66)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$361,943		$299,126	$522,848

Ratio of expenses to average net assets	1.11	%(2)	1.07%	1.08	%(2)

Ratio of net investment income to average net assets	3.33	%(2)	3.42%	2.73	%(2)

Portfolio turnover rate	26%		86%	241%

*	Commencement of operations.

**	Initial public offering price of $25.00 per share less underwriting discount of $1.125 per share.

(1)

Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Annualized.

NFJ Dividend, Interest & Premium Strategy Fund

32	Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report | 7.31.09 |

NFJ Dividend, Interest & Premium Strategy Fund
Nicholas-Applegate Equity & Convertible Income Fund	Annual Shareholder
July 31, 2009 (unaudited)	Meeting Results/
Proxy Voting Policies
& Procedures

Annual Shareholder Meeting Results:

The Funds held their joint annual meeting of shareholders on July 14, 2009.

Shareholders of NFJ Dividend, Interest & Premium Strategy Fund voted to re-elect R. Peter Sullivan III and Diana L. Taylor as Trustees as indicated below.

NFJ Dividend, Interest & Premium Strategy	Affirmative	Withheld Authority

Re-election of R. Peter Sullivan III - Class II to serve until 2012	83,443,176	4,790,037
Re-election of Diana L. Taylor* - Class II to serve until 2012	83,417,820	4,815,393

Hans W. Kertess, Paul Belica, Robert E. Connor, John C. Maney and William B. Ogden IV, continue to serve as Trustees.

Shareholders of Nicholas-Applegate Equity & Convertible Income voted to re-elect Paul Belica, John C. Maney and Diana L. Taylor as Trustees as indicated below.

Nicholas Applegate Equity & Convertible Income	Affirmative	Withheld Authority

Re-election of Paul Belica - Class III to serve until 2010	20,387,674	429,724
Re-election of John C. Maney - Class II to serve until 2012	20,388,136	429,262
Election of Diana L. Taylor* - Class II to serve until 2012	20,339,002	478,396

Robert E. Connor, Hans W. Kertess, William B. Ogden IV and R. Peter Sullivan III, continue to serve as Trustees.

*  Diana Taylor resigned as Trustee of the Funds on September 10, 2009.

Proxy Voting Policies & Procedures:

A description of the polices and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 is available (i) without charge, upon request, by calling the Funds’ shareholder servicing agent at (800) 254-5197; (ii) on the Funds’ website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

NFJ Dividend, Interest & Premium Strategy Fund
| 7.31.09 | Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report	33

NFJ Dividend, Interest & Premium Strategy Fund
Nicholas-Applegate Equity & Convertible Income Fund	Matters Relating to
the Trustees’
Consideration of the
Investment
Management &
Portfolio Management
Agreements
(unaudited)

The Investment Company Act of 1940, as amended, requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested Trustees (the “Independent Trustees”), voting separately, approve the Funds’ Management Agreements (the “Advisory Agreements”) with the Investment Manager and Portfolio Management Agreements (the “Sub-Advisory Agreements”, and together with the Advisory Agreements, the “Agreements”) between the Investment Manager and the Sub-Advisers. The Trustees met in person on June 16-17, 2009 (the “contract review meeting”) for the specific purpose of considering whether to approve the continuation of the Advisory Agreements and the Sub-Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the Independent Trustees, concluded that the continuation of the Funds’ Advisory Agreements and the Sub-Advisory Agreements, as amended, should be approved for a one-year period commencing July 1, 2009.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager or the Sub-Advisers under the applicable Agreement.

In connection with their contract review meeting, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Inc. (“Lipper”) on the total return investment performance (based on net assets) of the Funds for various time periods, the investment performance of a group of funds with substantially similar investment classifications/objectives as the Funds identified by Lipper and the performance of applicable benchmark indices, (ii) information provided by Lipper on the Funds’ management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper, (iii) information regarding the investment performance and management fees of comparable portfolios of other clients of the Sub-Advisers, including institutional separate accounts, (iv) the profitability to the Investment Manager and the Sub-Advisers from their relationships with the Funds for the one year period ended March 31, 2009, (v) descriptions of various functions performed by the Investment Manager and the Sub-Advisers for the Funds, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Advisers, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Funds.

The Trustees’ conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

As part of their review, the Trustees examined each of the Investment Manager’s and the Sub-Advisers’ abilities to provide high quality investment management and other services to the Funds. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Advisers;the experience of key advisory personnel of the Sub-Advisers responsible for portfolio management of the Funds; the ability of the Investment Manager and the Sub-Advisers to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Advisers; and the level of skill required to manage the Funds. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Funds; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Funds; and conditions that might affect the Investment Manager’s or the Sub-Advisers’ ability to provide high quality services to the Funds in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Advisers’ investment process, research capabilities and philosophy were well suited to each of the Funds given their respective investment objectives and policies, and that the Investment Manager and the Sub-Advisers would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

NFJ Dividend, Interest & Premium Strategy Fund
34	Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report | 7.31.09 |

NFJ Dividend, Interest & Premium Strategy Fund
Nicholas-Applegate Equity & Convertible Income Fund	Matters Relating to
the Trustees’
Consideration of the
Investment
Management &
Portfolio Management
Agreements
(unaudited) (continued)

Based on information provided by Lipper, the Trustees also reviewed each Fund’s total return investment performance as well as the performance of comparable funds identified by Lipper. In the course of their deliberations, the Trustees took into account information provided by the Investment Manager in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding each Fund’s performance.

In assessing the reasonableness of each Fund’s fees under the Agreements, the Trustees considered, among other information, each Fund’s management fee and the total expense ratio as a percentage of average net assets attributable to common shares and the management fee and total expense ratios of comparable funds identified by Lipper.

For each of the Funds, the Trustees specifically took note of how each Fund compared to its Lipper peers as to performance, management fee expenses and total expenses. The Trustees noted that the Investment Manager had provided a memorandum containing comparative information on the performance and expenses information of the Funds compared to their Lipper peer categories. The Trustees noted that while the Funds are not charged a separate administration fee, it was not clear whether the peer funds in the Lipper categories were charged such a fee by their investment managers.

NFJ Dividend, Interest & Premium Strategy

The Trustees noted that NFJ ranked in the top quintile for actual management fees and total expenses as compared to a group of six peer funds. For the 1-year performance ranking, the Fund ranked 26 out of 32 and for the 3-year period ranked 18 out of 22, representing the bottom quintile for both periods. NFJ is ranked in the third quintile for the 3-months ended May 31, 2009 and has fourth quintile performance for the 3-year period as of that date.

Nicholas-Applegate Equity & Convertible Income

The Trustees noted that the expense group for NIE consists of only three funds. The Trustees also noted that the actual management fees were above the median and total actual expenses were at the median. The Trustees also noted that NIE was last out of 4 funds for the 1-year performance. NIE moved into the third quintile for performance during the 3-months period ended May 31, 2009..

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that they were satisfied with the Investment Manager’s and the Sub-Advisers’ responses and efforts to continue to improve the Funds’ investment performance. The Trustees agreed to reassess the services provided by the Investment Manager and Sub-Advisers under the Agreements in light of the Fund’s ongoing performance at each quarterly Board meeting.

The Trustees also considered the management fees charged by Sub-Advisers to other clients, including institutional separate accounts with investment strategies similar to those of the Funds. Regarding the institutional separate accounts, they noted that the management fees paid by the Funds are generally higher than the fees paid by these clients of the Sub-Advisers, but the Trustees were advised by the Sub-Advisers that the administrative burden for the Investment Manager and the Sub-Advisers with respect to the Funds are also relatively higher, due in part to the more extensive regulatory regime to which the Funds are subject in comparison to institutional separate accounts. The Trustees noted that the management fees paid by the Funds are generally higher than the fees paid by the open-end funds offered for comparison but were advised that there are additional portfolio management challenges in managing the Funds, such as meeting a regular dividend.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the profitability of the Investment Manager and the Sub-Advisers from their relationship with each Fund and determined that such profitability was not excessive.

The Trustees also took into account that, as closed-end investment companies, the Funds do not currently intend to raise additional assets, so the assets of the Funds will grow (if at all) only through the investment performance of each Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

NFJ Dividend, Interest & Premium Strategy Fund
| 7.31.09 | Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report	35

NFJ Dividend, Interest & Premium Strategy Fund
Nicholas-Applegate Equity & Convertible Income Fund	Matters Relating to
the Trustees’
Consideration of the
Investment
Management &
Portfolio Management
Agreements
(unaudited) (continued)

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and the Sub-Advisers, such as reputational value derived from serving as Investment Manager and Sub-Advisers to the Funds.

After reviewing these and other factors described herein, the Trustees concluded with respect to each Fund, within the context of their overall conclusions regarding the Agreements, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Advisers to the Funds.

NFJ Dividend, Interest & Premium Strategy Fund
36	Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report | 7.31.09 |

Trustees	Principal Officers

Hans W. Kertess	Brian S. Shlissel
Chairman of the Board of Trustees	President & Chief Executive Officer
Paul Belica	Lawrence G. Altadonna
Robert E. Connor	Treasurer, Principal Financial & Accounting Officer
John C. Maney	Thomas J. Fuccillo
William B. Ogden, IV	Vice President, Secretary & Chief Legal Officer
R. Peter Sullivan III	Scott Whisten
Assistant Treasurer
Richard J. Cochran
Assistant Treasurer
Youse E. Guia
Chief Compliance Officer
Kathleen A. Chapman
Assistant Secretary
Lagan Srivastava
Assistant Secretary

Investment Manager
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105
Sub-Advisers
NFJ Investment Group L.P.
2100 Ross Avenue, Suite 1840
Dallas, TX 75201

Nicholas-Applegate Capital Management LLC
600 West Broadway, 30th Floor
San Diego, CA 92101

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105
Custodian & Accounting Agent
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109
Transfer Agent, Dividend Paying Agent and Registrar
PNC Global Investment Servicing
P.O. Box 43027
Providence, RI 02940-3027
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017
Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of NFJ Dividend, Interest & Premium Strategy Fund and Nicholas-Applegate Equity & Convertible Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase shares of its stock in the open market.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Form N-Q. The Funds’ Form N-Q’s are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at www.allianzinvestors.com/closedendfunds.

On July 22, 2009 (NFJ) and July 23, 2009 (NIE), submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Funds’ principal executive officer certified that he was not aware, as of the date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Funds’ principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Funds’ disclosure controls and procedures and internal control over financial reporting, as applicable.

Information on the Funds are available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 254-5197.

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Companies

None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a -3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants control over financial reporting.

ITEM 12. EXHIBITS

(a)	Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)	Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas-Applegate Equity & Convertible
Income Fund

By /s/ Brian S. Shlissel
President and Chief Executive Officer

Date October 7, 2009

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date October 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President and Chief Executive Officer

Date October 7, 2009

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date October 7, 2009